SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds — 28.93%
Communications — 0.91%
$ 2,670,000	Vodafone Group Plc, 4.38%, 2/19/43	$2,241,067

Consumer, Non-cyclical — 18.16%
545,000	AbbVie, Inc., 3.60%, 5/14/25	526,947
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	1,974,386
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,263,573
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,503,530
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,506,193
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	413,431
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,425,731
1,089,000	Becton Dickinson & Co., 4.67%, 6/6/47	998,392
4,200,000	Becton Dickinson & Co., 4.69%, 2/13/28	4,142,451
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	837,481
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	875,904
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	59,508
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(a)	1,772,932
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,345,539
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,443,915
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,895,857
2,535,000	HCA, Inc., 5.90%, 6/1/53	2,513,311
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	308,105
2,500,000	Kenvue, Inc., 5.05%, 3/22/53(a)	2,548,537
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	961,755
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	109,100
250,000	Medtronic, Inc., 4.38%, 3/15/35	239,984
2,600,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	2,600,850
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(a)	2,339,027
2,000,000	Revvity, Inc., 3.63%, 3/15/51	1,446,115
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,543,075
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,833,057
100,000	Trinity Health Corp., 4.13%, 12/1/45	86,143
2,350,000	UnitedHealth Group, Inc., 5.05%, 4/15/53	2,332,921

		44,847,750

Financial — 5.45%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	301,986
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	229,625
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	1,995,888
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,399,824
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	210,370
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,668,703
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	551,891

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	$1,166,125
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,646,950
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,076,834
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,215,919

		13,464,115

Industrial — 1.67%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,268,749
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	883,155
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	860,777
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	57,489
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	39,307

		4,109,477

Utilities — 2.74%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,052,750
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,473,628
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,234,479
1,060,000	Essential Utilities, Inc., 5.30%, 5/1/52	1,003,924

		6,764,781

Total Corporate Bonds (Cost $78,913,263)		71,427,190

U.S. Government Agency Backed Mortgages — 26.99%
Fannie Mae — 17.14%
3,600,000	(TBA), 5.50%, 7/1/53	3,582,313
8,000,000	(TBA), 2.00%, 7/15/53	6,518,552
50,000	Pool #AN0360, 3.95%, 12/1/45	42,833
90,523	Pool #AN7868, 3.06%, 12/1/27	84,818
9,580	Pool #BJ0657, 4.00%, 2/1/48	9,114
31,631	Pool #BJ2670, 4.00%, 4/1/48	30,092
58,517	Pool #BJ3178, 4.00%, 11/1/47	56,031
36,971	Pool #BJ5158, 4.00%, 4/1/48	35,172
42,399	Pool #BJ9439, 4.00%, 2/1/48	40,476
48,984	Pool #BJ9477, 4.00%, 4/1/48	46,762
47,418	Pool #BK7924, 4.00%, 11/1/48	45,267
21,543	Pool #BO1263, 3.50%, 6/1/49	19,917
796,310	Pool #BP3417, 2.50%, 5/1/51	675,911
151,144	Pool #BP8741, 2.50%, 6/1/50	128,779
280,836	Pool #BQ7523, 2.00%, 11/1/50	229,996
340,484	Pool #BQ7524, 2.50%, 10/1/50	291,258
1,577,109	Pool #BR2051, 2.50%, 6/1/51	1,338,594
300,000	Pool #BS0915, 1.62%, 3/1/31	240,056
1,551,517	Pool #BT8237, 4.00%, 6/1/52	1,455,432
43,895	Pool #CA1066, 4.00%, 1/1/48	41,788
21,860	Pool #CA1068, 3.50%, 1/1/48	20,174

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 35,419	Pool #CA2595, 4.50%, 11/1/48	$34,566
66,800	Pool #CA2912, 4.00%, 12/1/48	63,848
44,711	Pool #CA3132, 4.00%, 2/1/49	42,713
44,336	Pool #CA3174, 4.00%, 2/1/49	42,325
265,152	Pool #CA3451, 3.50%, 5/1/49	244,131
191,463	Pool #CA3456, 3.50%, 5/1/49	176,285
347,583	Pool #CA9048, 2.00%, 2/1/51	284,531
1,007,704	Pool #CB0480, 2.50%, 5/1/51	855,304
583,447	Pool #CB0576, 2.50%, 5/1/51	495,209
1,520,070	Pool #CB2761, 3.00%, 2/1/52	1,342,147
2,293,608	Pool #CB3227, 3.50%, 3/1/52	2,090,921
2,799,074	Pool #CB3764, 4.00%, 6/1/52	2,625,728
2,055,999	Pool #CB3797, 4.00%, 6/1/52	1,928,672
2,227,695	Pool #CB4208, 4.50%, 7/1/52	2,141,076
2,260,285	Pool #CB4272, 4.50%, 7/1/52	2,172,462
2,047,212	Pool #CB4314, 4.50%, 8/1/52	1,967,668
1,976,465	Pool #CB4463, 4.50%, 8/1/52	1,899,614
2,080,339	Pool #CB4767, 5.00%, 9/1/52	2,037,932
2,212,236	Pool #CB4967, 5.50%, 10/1/52	2,203,448
1,552,446	Pool #CB5166, 6.00%, 11/1/52	1,566,964
552,761	Pool #CB5202, 6.50%, 11/1/52	564,687
1,227,515	Pool #CB5220, 6.50%, 12/1/52	1,253,148
1,375,369	Pool #CB6607, 5.50%, 7/1/53	1,378,833

		42,345,547

Freddie Mac — 9.74%
38,940	Pool #Q59453, 4.00%, 11/1/48	37,087
198,944	Pool #QB5731, 2.00%, 11/1/50	162,923
197,593	Pool #QB5732, 2.50%, 11/1/50	168,293
886,927	Pool #QC3844, 2.00%, 6/1/51	724,757
288,838	Pool #QC3845, 2.50%, 6/1/51	245,150
987,694	Pool #QC7895, 2.00%, 9/1/51	806,855
785,423	Pool #QE4428, 4.00%, 6/1/52	736,766
1,976,879	Pool #QE6510, 4.50%, 7/1/52	1,899,998
2,117,547	Pool #QG5944, 5.00%, 6/1/53	2,074,108
51,531	Pool #RA1713, 3.00%, 11/1/49	45,763
80,328	Pool #RA1714, 3.00%, 11/1/49	71,337
136,617	Pool #RA2256, 3.00%, 3/1/50	121,206
178,833	Pool #RA2340, 3.00%, 3/1/50	158,640
168,950	Pool #RA2395, 2.50%, 4/1/50	143,989
399,018	Pool #RA2575, 2.50%, 5/1/50	340,034
139,743	Pool #RA2727, 2.00%, 5/1/50	114,527
138,850	Pool #RA2728, 2.50%, 5/1/50	118,314
354,108	Pool #RA2740, 2.50%, 6/1/50	303,390
297,387	Pool #RA3680, 2.50%, 9/1/50	253,334
206,691	Pool #RA3751, 2.00%, 10/1/50	169,186
340,225	Pool #RA4503, 2.00%, 2/1/51	278,497
325,976	Pool #RA4927, 2.00%, 3/1/51	266,535

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 476,844	Pool #RA5020, 2.00%, 4/1/51	$389,834
1,262,078	Pool #RA5195, 2.50%, 5/1/51	1,070,213
890,022	Pool #RA5197, 2.50%, 5/1/51	755,471
465,245	Pool #RA5237, 2.50%, 5/1/51	394,911
1,472,353	Pool #RA5571, 2.50%, 7/1/51	1,249,596
229,471	Pool #RA5621, 2.50%, 8/1/51	194,754
781,026	Pool #RA5701, 2.00%, 8/1/51	638,026
191,427	Pool #RA5874, 2.50%, 9/1/51	162,451
2,320,196	Pool #RA6108, 3.50%, 3/1/52	2,115,495
1,969,034	Pool #RA6760, 3.00%, 2/1/52	1,738,558
2,268,024	Pool #RA7454, 4.00%, 6/1/52	2,127,518
1,904,811	Pool #RA7714, 4.50%, 7/1/52	1,830,732
53,725	Pool #V84506, 4.00%, 7/1/48	51,171
42,492	Pool #V84836, 4.00%, 11/1/48	40,471
61,508	Pool #V85365, 3.50%, 4/1/49	57,052
178,682	Pool #V85381, 3.50%, 4/1/49	164,713
40,139	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	37,826
56,617	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	52,811
52,616	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	48,957
144,810	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	136,707
1,348,791	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	1,208,745
67,256	Series KF57, Class A, (LIBOR USD 1-Month + 0.540%), 5.73%, 12/25/28(c)	66,975
320,477	Series Q014, Class A1, 1.56%, 1/25/36(c)	257,343

		24,031,019

Ginnie Mae — 0.11%
139,362	Pool #AC3667, 1.66%, 8/15/26	139,362
32,927	Pool #BB3740, 4.00%, 11/15/47	31,456
57,032	Pool #BE3008, 4.00%, 4/20/48	54,445
29,746	Series 2018-2, Class AD, 2.40%, 3/16/59	26,527
21,752	Series 2018-26, Class AD, 2.50%, 3/16/52	20,302

		272,092

Total U.S. Government Agency Backed Mortgages (Cost $72,744,559)		66,648,658

Municipal Bonds — 17.29%
Alabama — 0.37%
150,000	Water Works Board of the City of Birmingham Revenue, 2.60%, 1/1/27	138,962
1,000,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	785,071

		924,033

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
Arizona — 0.35%
$ 750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	$656,658
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	209,230

		865,888

Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	88,962

California — 5.77%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	145,315
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	215,832
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	678,913
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	776,818
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	360,052
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	131,705
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	90,113
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	91,415
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	317,339
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,306,819
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	622,120
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	242,446
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	95,369
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	184,184
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,430,626
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	141,840
150,000	Kern Community College District GO, 2.54%, 11/1/26	138,818
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	208,580
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	243,580
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	418,492
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	415,448

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	$594,391
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	187,388
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	207,664
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	806,193
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	621,343
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	109,159
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	101,596
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	323,309
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	842,888
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	735,520
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	528,988
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	87,641
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	280,924
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	278,412
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	276,807

		14,238,047

Colorado — 0.11%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	48,287
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	236,626

		284,913

Connecticut — 0.17%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	282,509
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	133,419

		415,928

District of Columbia — 0.80%
340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	315,335
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	141,289
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	313,438
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	170,180
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	168,002

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	$170,168
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	113,287
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	115,269
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	471,382

		1,978,350

Florida — 0.69%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,697,569

Georgia — 0.29%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	251,278
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	72,289
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	383,502

		707,069

Hawaii — 0.33%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	597,578
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	223,436

		821,014

Idaho — 0.15%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	363,936

Iowa — 0.04%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	96,213

Maryland — 0.08%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	192,443

Massachusetts — 0.56%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	516,520
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	880,911

		1,397,431

Michigan — 0.79%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	613,571

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	$1,073,802
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	88,920
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	183,744

		1,960,037

Nebraska — 0.13%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	89,898
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	226,726

		316,624

Nevada — 0.09%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	222,166

New York — 0.56%
570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/21/23 @ 100	516,250
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	477,690
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	392,791

		1,386,731

Ohio — 0.08%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	125,156
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	65,851

		191,007

Oklahoma — 0.53%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	641,993
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	659,460

		1,301,453

Oregon — 0.62%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	296,702
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	259,107
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	302,806
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	668,684

		1,527,299

Pennsylvania — 1.19%
1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	1,526,021

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	$172,563
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	694,131
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	458,933
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	94,880

		2,946,528

Rhode Island — 0.97%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,089,283
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	326,268
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	136,284
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	851,603

		2,403,438

Tennessee — 0.06%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	140,713

Texas — 1.21%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	226,267
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	156,386
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	263,907
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	586,119
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	650,731
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	307,217
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	245,201
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	196,555
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	111,126
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	252,315

		2,995,824

Utah — 0.18%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	446,164

Vermont — 0.04%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	89,861

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
Washington — 1.09%
$2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	$2,431,647
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	272,019

		2,703,666

Total Municipal Bonds (Cost $50,439,903)		42,703,307

Asset Backed Securities — 14.02%
2,065,000	DEXT ABS 2023-1 LLC, 7.13%, 9/15/32(a)	2,057,382
1,430,000	DEXT ABS 2023-1 LLC, 8.82%, 3/15/33(a)	1,488,962
1,900,000	Dext ABS LLC, Series 2020-1, Class B, 1.92%, 11/15/27(a)	1,868,893
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(a)	1,322,907
780,776	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(a)	615,080
1,907,729	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class B, 2.56%, 10/20/48(a)	1,439,428
1,441,761	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B, 2.94%, 1/20/49(a)	1,024,783
4,000,000	Hertz Vehicle Financing III LLC, 5.49%, 6/25/27(a)	3,940,728
701,318	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(a)	508,172
3,378,506	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(a)	2,951,052
1,150,768	Mosaic Solar Loan Trust, Series 2023-2A, Class A, 5.36%, 9/22/53(a)	1,087,195
1,019,714	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	902,615
970,576	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(a)	789,422
1,457,399	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(a)	1,132,940
884,143	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(a)	735,969
221,036	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(a)	171,609
2,066,101	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(a)	1,956,467
1,571,426	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(a)	1,261,398
800,000	Sunrun Iris Issuer LLC, Series 2023-1A, Class A, 5.75%, 1/30/59(a)	764,926
800,000	Tesla Auto Lease Trust, 1.02%, 3/20/25(a)	784,001
3,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	2,909,908
3,200,000	Tesla Auto Lease Trust, Series 2021-B, Class C, 1.12%, 9/22/25(a)	3,012,658

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	$1,880,500

Total Asset Backed Securities (Cost $37,474,024)		34,606,995

U.S. Government Agency Obligations — 3.97%
Small Business Administration — 2.54%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(c),(d)	133
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(c),(d)	487
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(c),(d)	596
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(c),(d)	1,863
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(c),(d)	1,433
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(c),(d)	3,279
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(d)	4,055
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(c),(d)	4,258
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(c),(d)	3,145
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(c),(d)	19,056
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(d)	6,987
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(d)	4,446
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(d)	1,461
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(c),(d)	10,407
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(c),(d)	12,523
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(d)	8,013
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(d)	6,235
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(d)	4,157
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(d)	3,221
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(c),(d)	36,197
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(c),(d)	16,826
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(c),(d)	47,189
33,120	(TBA), 5.27%, 3/30/28(c),(d)	36,618
25,773	(Prime Index - 2.500%), 5.50%, 2/25/28(c)	25,765
70,345	(Prime Index - 2.500%), 5.50%, 4/25/44(c)	70,307
21,791	(TBA), 5.58%, 9/23/25(c),(d)	23,905
85,467	7.08%, 7/25/30(c)	84,115
45,521	(Prime Index - 0.675%), 7.33%, 9/25/43(c)	47,486
184,396	(Prime Index - 0.675%), 7.33%, 11/25/45(c)	193,987
196,481	(Prime Index + 0.122%), 8.12%, 1/25/46(c)	210,599
328,972	(Prime Index + 0.325%), 8.33%, 6/25/31(c)	346,235
365,633	(Prime Index + 0.325%), 8.33%, 7/25/31(c)	385,906
428,950	(Prime Index + 0.325%), 8.33%, 2/25/32(c)	454,463
86,963	(Prime Index + 0.325%), 8.33%, 9/25/44(c)	93,386
803,149	(Prime Index + 0.325%), 8.33%, 8/25/46(c)	870,205
642,494	(Prime Index + 0.375%), 8.38%, 10/25/31(c)	676,348
608,867	(Prime Index + 0.375%), 8.38%, 8/25/46(c)	653,984
243,915	(Prime Index + 0.575%), 8.58%, 4/25/31(c)	256,723
26,646	(Prime Index + 0.621%), 8.62%, 3/25/43(c)	28,451
23,483	(Prime Index + 0.700%), 8.70%, 2/25/28(c)	24,222

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 835,777	(Prime Index + 0.825%), 8.83%, 9/25/31(c)	$891,096
331,095	(Prime Index + 0.875%), 8.88%, 1/25/32(c)	353,204
24,460	(Prime Index + 1.015%), 9.02%, 11/25/28(c)	25,491
47,656	9.08%, 9/25/29	48,793
48,975	(Prime Index + 1.221%), 9.22%, 6/25/29(c)	51,336
53,040	(Prime Index + 1.575%), 9.58%, 7/25/30(c)	56,327
72,301	(Prime Index + 2.325%), 10.33%, 10/25/30(c)	77,976
79,839	(Prime Index + 2.325%), 10.33%, 1/25/31(c)	87,009

		6,269,904

U.S. International Development Finance Corp. — 1.43%
1,000,000	1.44%, 4/15/28	884,123
500,000	1.65%, 4/15/28	446,135
2,204,230	(US Treasury Bill Yield 3-Month + 0.000%), 5.28%, 7/7/40(c)	2,204,230

		3,534,488

Total U.S. Government Agency Obligations (Cost $10,282,698)		9,804,392

Collateralized Mortgage Obligation — 1.09%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 7.24%, 1/17/39(a),(c)	2,681,558

Total Collateralized Mortgage Obligation (Cost $2,786,843)		2,681,558

Shares
Investment Company — 11.52%
28,442,298	U.S. Government Money Market Fund,
	RBC Institutional Class 1(e)	28,442,298

Total Investment Company (Cost $28,442,298)		28,442,298

Total Investments (Cost $281,083,588) — 103.81%		$256,314,398
Liabilities in excess of other assets — (3.81)%		(9,407,926)

NET ASSETS — 100.00%		$246,906,472

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Floating rate note. Rate shown is as of report date.
(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(e)	Affiliated investment.

Financial futures contracts as of June 30, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	100	September 2023	$(280,863)	USD$	20,334,375	Barclays Capital Group
30 Year U.S. Treasury Bond	43	September 2023	(29,476)	USD	5,456,969	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	77	September 2023	77,567	USD	10,488,844	Barclays Capital Group
5 Year U.S. Treasury Note	75	September 2023	(70,531)	USD	8,032,031	Barclays Capital Group

Total			$(303,303)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	40	September 2023	$55,504	USD$	4,737,500	Barclays Capital Group

Total			$55,504

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2023 (Unaudited)

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar